Revenue & other operating income	6 Months Ended
Jun. 30, 2020
Revenue & other operating income
Revenue & other operating income

10.Revenue & other operating income

For the six months ended June 30, 2020, the majority of the revenue was generated under the collaboration agreements signed with AbbVie and Janssen. These agreements comprise elements of upfront payments, milestone payments based on development criteria and research and development service fees.

	Six Months Ended
	June 30,
(in thousands of €)	2020	2019
Upfront payments	€18,680	€8,615
Janssen	18,383	6,625
AbbVie	264	472
Agomab	—	1,498
Other	33	20
Milestone payments	1,833	26,135
Janssen	1,438	—
AbbVie	378	26,125
Other	17	10
Research and development service fees	1,875	8,782
Janssen	1,805	8,684
Other	70	98
Total revenue	€22,388	€43,532